STOCK OPTIONS (Narrative) (Details) (USD $)	12 Months Ended			147 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 Stock options granted on January 28, 2011 [Member]	Dec. 31, 2012 Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on May 1, 2011 [Member]	Dec. 31, 2012 Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on July 1, 2011 [Member]	Dec. 31, 2012 Stock options granted on November 1, 2011 [Member]	Dec. 31, 2011 Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 Date of Grant [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Date of Grant [Member] Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 First Anniversary [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 First Anniversary [Member] Stock options granted on March 1, 2012 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on January 28, 2011 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on May 1, 2011 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on July 1, 2011 [Member]	Dec. 31, 2011 Second Anniversary [Member] Stock options granted on November 1, 2011 [Member]	Mar. 31, 2012 Second Anniversary [Member] Stock options granted on March 1, 2012 [Member]
Maximum number of shares to be granted		6,620,230
Stock options granted						2,400,000		300,000		60,000		360,000	300,000
Stock options exercise price	$ 0.60	$ 0.25				$ 0.20		$ 0.20		$ 0.60		$ 0.60	$ 0.60
Stock options vesting period															50.00%	50.00%	50.00%	50.00%	50.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Share-based Compensation	$ 81,178	$ 195,399	$ 0	$ 276,577	$ 40,146	$ 185,113	$ 29,993	$ 21,832	$ 963	$ 682	$ 9,736	$ 682		$ 340
Total unrecognized compensation cost related to non-vested stock options	$ 9,460	$ 71,342		$ 9,460
Weighted average grant date fair value price per share	$ 0.001	$ 0.10